Revenue	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2023
Revenue From Contracts With Customers [Line Items]
Revenue
NOTE 4	Revenue
For the year ended

December 31, 2023, the Company recognized R$320,376 of net revenue from decision and recovery services over time, of which an immaterial amount was related to revenue abroad. Additionally during that same time period the largest customer represented 10.16% of net revenue from decision and recovery services. There is no other customer representing more than 10% of total net revenue in the period. The Company’s revenue is not subject to significant seasonality fluctuations.

(In thousands)	December 31, 2023
Decision services	R$	298,211
Recovery services	R$	61,533
Tax (10.86%)		(39,368)

Total Net Revenue	R$	320,376

Boa Vista Servicos S A [member]
Revenue From Contracts With Customers [Line Items]
Revenue
26	Revenue
Disaggregation of revenue from contracts with customers
The Group’s disaggregated revenue for the period from January 1, 2023 to August 7, 2023 and for the year ended December 31, 2022 were as follows:

	August 7, 2023	December 31, 2022	December 31, 2021
Decision services
Risk analytics	278,805	473,030	417,953
Legacy data report	80,142	144,064	145,181
Marketing services	24,265	45,030	38,922
Anti-fraud solutions	16,382	31,252	16,629
Consumer services	12,797	45,733	29,556
Recovery services
Digital solutions	60,492	90,435	58,855
Printed solutions	21,732	42,749	44,186

	494,615	872,293	751,282

Timing of revenue recognition
Services transferred over time	494,615	872,293	751,282

The Group earned revenue abroad in the period from January 1, 2023 to August 7, 2023 in the amount of R$3,795 (R$10,730 in the year ended December 31, 2022 and there was no revenue earned abroad in the year ended December 31, 2021).
In the period from January 1, 2023 to August 7, 2023 and the year ended December 31, 2022, and 2021 revenues related to the Group’s largest customer (economic group) represented 11.90%, 9.82% and 11.25%, respectively, of net revenues from services. There are no other customers representing more than 7.0% of total revenue in the financial period/year.
The Company is not subject to significant seasonal fluctuations in its revenues.